Stockholders' Deficiency (Details) - Part-2 - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
		Nov. 30, 2023	Aug. 15, 2022	Jul. 31, 2021	Mar. 31, 2023	Sep. 30, 2022	[2]	Mar. 31, 2024		Mar. 31, 2023	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2023	Oct. 31, 2021
Stockholders’ deficiency [Line Items]
Issuance of common stock, shares			228										232,666
Price per share (in Dollars per share)				$ 0.001
Net proceeds (in Dollars)			$ 8,200,000							$ 8,235,109	$ 8,235,110
Offering expenses (in Dollars)			1,000,000
Fair value of warrants issued (in Dollars)			$ 200,000							175,349	$ 175,349
Percentage of diluted shares outstanding			2.00%	2.00%
Market price per share (in Dollars per share)			$ 4										$ 5.48
Common stock, shares issued			109,833
Fair value amount (in Dollars)			$ 439,332
Stock-based compensation expense (in Dollars)					$ 0					$ 439,332
Stock issued	[1]							1,304,699			255,734
Par value, price per share (in Dollars per share)		$ 0.00001						$ 0.0007	[1]		$ 0.0007	[1]
Price per share (in Dollars per share)		0.01
Shares amounted (in Dollars)													$ 1,283,994
Fair value amount (in Dollars)			$ 439,332					$ 913	[1]		$ 180	[1]	105
Capital Market Advisory Agreement [Member]
Stockholders’ deficiency [Line Items]
Stock-based compensation expense (in Dollars)											$ 439,332		$ 1,283,994
Capital Market Advisory Agreement [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)				$ 0.001
Common Stock [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued			1,570			32,858					2,300,000
Par value, price per share (in Dollars per share)															$ 0.00001
Common Stock Issued for Consulting Service [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued			109,833
Common Stock Issued from the November 2023 Offering, Net of Issuance Costs [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)		$ 0.01
IPO [Member]
Stockholders’ deficiency [Line Items]
Issuance of common stock, shares			32,858
Price per share (in Dollars per share)			$ 280
Common stock, shares issued			32,857
Stock issued		26,014,000
Par value, price per share (in Dollars per share)		$ 0.1
IPO [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Issuance of common stock, shares			2,300,000
Price per share (in Dollars per share)			$ 4
Net proceeds (in Dollars)			$ 8,200,000
Common stock, shares issued			2,300,000
Par value, price per share (in Dollars per share)			$ 0.00001
IPO [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Stock issued		371,629
Pre-funded warrants [Member]
Stockholders’ deficiency [Line Items]
Net proceeds (in Dollars)		$ 3,500,000
Offering expenses (in Dollars)		$ 500,000
Warrant issued		14,000,000												200,000
Price per share (in Dollars per share)		$ 0.0999
Pre-funded warrants [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Warrant issued														14,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)			$ 4

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024
[2]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024